Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Loss Per Share
Net Loss Per Share

9. Net Loss Per Share

Net loss per common share is allocated based on each right of common stock and Class A common stock. Common stock and Class A common stock have equal rights with respect to surplus dividend and residual assets distribution as net loss attributable to shareholders of the Company is allocated proportionally.

Reconciliations of net loss and weighted average number of common shares outstanding used for the computation of basic loss per common share for the six months ended June 30, 2024 and 2023 are as follows:

	Six Months Ended June 30,
	2024		2023
	Common	Class A	Common	Class A

	(Thousands of Yen)		(Thousands of Yen)
Loss (Numerator)
Net loss attributable to shareholders of the Company	¥(582,181)	―	¥(355,066)	―

	(Number of shares)		(Number of shares)
Shares (Denominator)
Weighted average common shares outstanding	4,910,425	1	4,882,500	1
Effect of dilutive instruments:
Stock options	―	―	―	―
Weighted average common shares for diluted computation	4,910,425	1	4,882,500	1

	(Yen)		(Yen)
Net loss per common share attributable to shareholders of the Company
Basic	¥(118.56)	¥(118.56)	¥(72.72)	¥(72.72)
Diluted	¥(118.56)	¥(118.56)	¥(72.72)	¥(72.72)

For periods in which the Company reports net loss, diluted net loss per common share attributable to common shareholders is the same as basic net loss per common share attributable to common shareholders. Options to purchase 533,300 shares and 589,750 shares have been excluded from the diluted net loss per common share attributable to common shareholders calculation for the six months ended June 30, 2024 and 2023, respectively because the effect of inclusion would have been anti-dilutive. In addition, the common stock issuable upon conversion of the corporate convertible bond is excluded from the diluted net loss per common share attributable to common shareholders for the six months ended June 30, 2024 and 2023, respectively because the effect of inclusion would have been anti-dilutive.

13. Earnings (loss) Per Share

Earnings (loss) per common share is allocated based on each right of common stock and Class A common stock, on the assumption that income (loss) from current year has been distributed. Common stock and Class A common stock have equal rights with respect to surplus dividend and residual assets distribution as net income (loss) attributable to shareholders of the Company is allocated proportionally.

Reconciliations of net income (loss) and weighted average number of common shares outstanding used for the computation of basic and diluted earnings (loss) per common share for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023		2022		2021
	Common	Class A	Common	Class A	Common	Class A
Income (Numerator)
Net income (loss) attributable to shareholders of the Company	¥115,404	―	¥148,965	―	¥(990,731)	―

	(Number of shares)		(Number of shares)		(Number of shares)
Shares (Denominator)
Weighted average common shares outstanding	4,882,500	1	4,877,404	1	4,877,404	1
Effect of dilutive instruments:
Stock options	284,152	―	593,250	―	―	―
Weighted average common shares for diluted computation	5,166,652	1	5,470,654	1	4,877,404	1

	(Yen)		(Yen)		(Yen)
Earnings (loss) per common share attributable to shareholders of the Company
Basic	¥23.64	¥23.64	¥30.54	¥30.54	¥(203.13)	¥(203.13)
Diluted	¥22.34	¥22.34	¥27.23	¥27.23	¥(203.13)	¥(203.13)

For periods in which the Company reports net loss, diluted net loss per common share attributable to common shareholders is the same as basic net loss per common share attributable to common shareholders. Options to purchase 599,800 shares have been excluded from the diluted net loss per common share attributable to common shareholders calculation for the year ended December 31, 2021 because the effect of inclusion would have been anti-dilutive. In addition, the share options from the convertible bond were excluded from the diluted net income per common share attributable to common shareholders because the effect of inclusion would have been anti-dilutive for the year ended December 31, 2023.